Segment information	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segment information	Segment information
Management has identified three reportable segments, which correspond to our three operating segments: the Americas, Developed Europe and Rest of World (RoW). Our Americas segment is comprised of Argentina, Barbados, Brazil, Canada, Chile, Colombia, Costa Rica, Ecuador, Mexico, Panama, Peru, Puerto Rico, the United States and Uruguay. Our Developed Europe segment is comprised of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, Malta, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Our Rest of World segment is comprised of all other countries where trivago operates .
We determined our operating segments based on how our chief operating decision makers manage our business, make operating decisions and evaluate operating performance. Our primary operating metric is Return on Advertising Spend, or ROAS, for each of our segments, which compares Referral Revenue to Advertising Spend. ROAS includes the allocation of revenue by segment which is based on the location of the website, or domain name, regardless of where the consumer resides. This is consistent with how management monitors and runs the business.
Corporate and Eliminations also includes all corporate functions and expenses except for direct advertising. In addition, we record amortization of intangible assets and any related impairment, share-based compensation expense, restructuring and related reorganization charges, legal reserves, occupancy tax and other taxes, and other items excluded from segment operating performance in Corporate and Eliminations. Such amounts are detailed in our segment reconciliations below. The following tables present our segment information for the three and six months ended June 30, 2021 and 2020. As a significant portion of our property and equipment is not allocated to our operating segments and depreciation is not included in our segment measure, we do not report the assets by segment as it would not be meaningful. We do not regularly provide such information to our chief operating decision makers.

	Three months ended June 30, 2021
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€43,728	€37,572	€12,148	€—	€93,448
Subscription revenue	—	—	—	1,214	1,214
Other revenue	—	—	—	812	812
Total revenue	€43,728	€37,572	€12,148	€2,026	€95,474
Advertising spend	29,771	28,564	6,278	—	64,613
ROAS contribution	€13,957	€9,008	€5,870	€2,026	€30,861
Costs and expenses:
Cost of revenue, including related party, excluding amortization					2,961
Other selling and marketing, including related party (1)					6,753
Technology and content, including related party					13,753
General and administrative, including related party					10,189
Amortization of intangible assets					68
Operating loss					€(2,863)
Other income/(expense)
Interest expense					(146)
Other, net					(274)
Total other income/(expense), net					€(420)
Loss before income taxes					€(3,283)
Expense/(benefit) for income taxes					6
Net loss					€(3,289)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Three months ended June 30, 2020
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€4,891	€6,533	€2,457	€—	€13,881
Subscription revenue	—	—	—	1,958	1,958
Other revenue	—	—	—	293	293
Total revenue	€4,891	€6,533	€2,457	€2,251	€16,132
Advertising spend	1,372	2,097	1,996	—	5,465
ROAS contribution	€3,519	€4,436	€461	€2,251	€10,667
Costs and expenses:
Cost of revenue, including related party, excluding amortization					2,654
Other selling and marketing, including related party (1)					7,382
Technology and content, including related party					18,293
General and administrative, including related party					9,019
Amortization of intangible assets					36
Operating loss					€(26,717)
Other income/(expense)
Interest expense					(59)
Other, net					(274)
Total other income/(expense), net					€(333)
Loss before income taxes					€(27,050)
Expense/(benefit) for income taxes					(6,913)
Loss before equity method investment					€(20,137)
Income/(loss) from equity method investment					(21)
Net loss					€(20,158)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Six months ended June 30, 2021
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€53,262	€55,861	€20,492	€—	€129,615
Subscription revenue	—	—	—	2,563	2,563
Other revenue	—	—	—	1,522	1,522
Total revenue	€53,262	€55,861	€20,492	€4,085	€133,700
Advertising spend	34,665	38,553	10,036	—	83,254
ROAS contribution	€18,597	€17,308	€10,456	€4,085	€50,446
Costs and expenses:
Cost of revenue, including related party, excluding amortization					5,547
Other selling and marketing, including related party (1)					11,449
Technology and content, including related party					26,393
General and administrative, including related party					18,704
Amortization of intangible assets					68
Operating loss					€(11,715)
Other income/(expense)
Interest expense					(202)
Other, net					632
Total other income/(expense), net					€430
Loss before income taxes					€(11,285)
Expense/(benefit) for income taxes					(1,256)
Net loss					€(10,029)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.

	Six months ended June 30, 2020
(€ thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€62,195	€61,171	€27,231	€—	€150,597
Subscription revenue	—	—	—	4,368	4,368
Other revenue	—	—	—	970	970
Total revenue	€62,195	€61,171	€27,231	€5,338	€155,935
Advertising spend	37,620	45,995	24,405	—	108,020
ROAS contribution	€24,575	€15,176	€2,826	€5,338	€47,915
Costs and expenses:
Cost of revenue, including related party, excluding amortization					5,468
Other selling and marketing, including related party (1)					16,204
Technology and content, including related party					35,909
General and administrative, including related party					24,324
Amortization of intangible assets					361
Impairment of goodwill					207,618
Operating loss					€(241,969)
Other income/(expense)
Interest expense					(105)
Other, net					(598)
Total other income/(expense), net					€(703)
Loss before income taxes					€(242,672)
Expense/(benefit) for income taxes					(8,035)
Loss before equity method investment					€(234,637)
Income/(loss) from equity method investment					213
Net loss					€(234,424)
(1) Represents all other sales and marketing, excluding Advertising Spend, as Advertising Spend is tracked by reporting segment.